Share based Compensation - Hutchmed Share Option Scheme (Details) - shares		12 Months Ended
	Jun. 04, 2005	Dec. 31, 2021
Share option scheme expired in 2016
Share-based Compensation
Expiry period	10 years
Aggregate number of shares issuable		705,060
Hutchmed Share Option Scheme
Share-based Compensation
Aggregate number of shares issuable		50,059,198
Number of shares authorized but unissued		635,469,150
Hutchmed Share Option Scheme | Minimum
Share-based Compensation
Expiry period		8 years
Hutchmed Share Option Scheme | Maximum
Share-based Compensation
Expiry period		10 years
Hutchmed Share Option Scheme | Four-year awards
Share-based Compensation
Vesting period		4 years
Vesting percentage upon first anniversary		25.00%
Annual vesting percentage after the first anniversary		25.00%